Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
NON-CURRENT ASSETS
Vessels, net	$ 80,565	$ 83,750
Office furniture and equipment	112	120
Right of use asset	618	0
Restricted cash	1,250	0
Other non-current assets	10	10
Total non-current assets	82,555	83,880
CURRENT ASSETS
Trade receivables, net	879	577
Inventories	422	650
Prepayments and other assets	998	171
Restricted cash	909	1,350
Cash and cash equivalents	2,709	46
Total current assets	5,917	2,794
TOTAL ASSETS	88,472	86,674
EQUITY
Issued share capital	17	13
Share premium	143,486	140,334
Accumulated deficit	(102,770)	(99,297)
Total equity	40,733	41,050
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	36,707	1,500
Fair value of derivative financial instruments	484	831
Provision for staff retirement indemnities	24	87
Operating lease liabilities	518	0
Total non-current liabilities	37,733	2,418
CURRENT LIABILITIES
Current portion of long-term borrowings	974	35,368
Trade accounts payable	5,023	6,433
Accrued liabilities and other payables	1,392	1,319
Current portion of operating lease liabilities	112	0
Current portion of fair value of derivative financial instruments	2,355	0
Deferred revenue	150	86
Total current liabilities	10,006	43,206
TOTAL LIABILITIES	47,739	45,624
TOTAL EQUITY AND LIABILITIES	$ 88,472	$ 86,674